LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of supplemental balance sheet information related to leases

		As of December 31,	As of December 31,
	Classification	2022	2023
Assets
Operating lease – ROU assets	Right-of-use assets	$806	$811

Liabilities
Operating lease liabilities	Current portion	$198	$308
Operating lease liabilities	Non-current portion	668	578
Total lease liabilities		$866	$886

Schedule of minimum lease payments in future periods

As of December 31,
2023
For the year ending December 31,
2024	$327
2025	308
2026	200
2027	86

Total minimum lease payments	$921
Less: imputed interest	(35)

Total:	$886